Statements of Consolidated Comprehensive Income (Loss) - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of comprehensive income [abstract]
Loss for the year	[1]	€ (56,395)	€ (23,606)	€ (29,114)
Other comprehensive income/(loss)
Items that will not be reclassified to profit and loss			(107)	16
Remeasurements of post employment benefit obligations, net of tax			(107)	16
Items that may be subsequently reclassified to profit or loss		(769)	277	485
Currency translation differences		(769)	277	485
Other comprehensive income/(loss) for the year, net of tax		(769)	170	501
Total comprehensive gain/(loss) for the year		(57,164)	(23,436)	(28,613)
Total Comprehensive loss for the year attributable to Equity Holders		€ (57,164)	€ (23,436)	€ (28,613)

[1]	For 2017, 2016 and 2015, the Group does not have any non-controlling interests and the losses for the year are fully attributable to owners of the parent.